Filed pursuant to Rule 497(e)
Registration Nos. 333-215588; 811-23226
Core Alternative ETF (CCOR)
(the “Fund”)

December 7, 2021

Supplement to the Statement of Additional Information (“SAI”)
dated August 31, 2021

Effective December 13, 2021, the size of Creation Units (as defined in the SAI) for the Fund is 25,000 shares.

Please retain this Supplement with your SAI for future reference.